UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year ended: December 31, 2001

Name: Welch Capital Partners, LLC
Address: 101 East
52nd Street 31st
Floor New
York, NY 10022
13F File Number: 28-6428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name: Christopher Welch
Title: Manager
Phone: 212-754-6077
Signature, Place, and Date of Signing:

Chris Welch New York, NY December 31, 2001

Report
Type: [X] 13F Holdings Report.
      [ ] 13F Notice.
      [ ] 13F Combination Report.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: $381,729

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Form 13F Information Table Cusip Name of Issuer Title of Value Shares INVSTMTOther Voting
(x1000) DSCRETNManagerAuthority Sole Sole 631100104 Nasdaq 100 Index Common 117 3000
x x 92857T107 Vodafone Airtouch Common 77 3000 x x 931142103 Wal Mart Common 182 3162
x x 95988E204 Western Wireless Common 92 3261 x x 055622104 BP Amoco PLC - Spons
ACommon 172 3704 x x 913017109 United Technologies Common 278 4304 x x 157085101
Cerus Corp Common 214 4670 x x 002824100 Abbott Labs Common 269 4825 x x 478160104
Johnson & Johnson Common 331 5600 x x 925524100 Viacom Common 265 5992 x x 191216100
Coca Cola Common 377 8000 x x 375766102 Gillette Common 267 8000 x x 459200101 IBM
Common 1028 8500 x x 263534109 DuPont Common 438 10294 x x 68389X105 Oracle
Corporation Common 156 11300 x x 205363104 Computer Sciences Common 715 14600 x x
003654100 Abiomed Common 237 15000 x x 482584109 Kmart Common 95 17420 x x
026874107 American Intl Group Common 1493 18804 x x 82966U103 Sirius Satellite
RadioCommon 233 20000 x x 30231G102 Exxon Mobil Common 870 22140 x x 018490102
Allergan Inc. Common 1729 23040 x x 872375100 Teco Energy Common 675 25736 x x
742718109 Proctor & Gamble Common 2184 27600 x x 313586109 Federal National
MortgCommon 2263 28465 x x 494368103 Kimberly Clark Common 2144 35850 x x 339030108
Fleet Boston FinancialCommon 1314 35994 x x 594918104 Microsoft, Inc. Common 2513 37938 x
x 166764100 Chevron Texaco Corp Common 3602 40200 x x 589331107 Merck Common 3070
52216 x x 718507106 Phillips Petroleum Co.Common 3300 54768 x x 806605101 Schering-
Plough Common 2091 58390 x x 437076102 Home Depot Common 3012 59046 x x N07045102
ASM International N.V.Common 1192 61100 x x 595137100 Microsemi Corp Common 1871
63000 x x 983759101 XM Satellite Radio HolCommon 1193 65000 x x 293904108 Enzon Inc.
Common 3714 66000 x x 079860102 BellSouth Corp Common 2823 74000 x x 969457100
Williams Cos Inc. Common 1914 75000 x x 739276103 Power Integrations IncCommon 1736
76000 x x 68750P103 Orthodontic Centers ofCommon 2763 90600 x x 016255101 Align
Technology Common 421 93500 x x 254668106 Discovery LaboratoriesCommon 352 95000 x x
674599105 Occidental Petroleum CCommon 2545 95930 x x N07059111 ASML Holdings
Common 1739 102000 x x 369604103 General Electric Common 4131 103081 x x G31611109
Xcelera.com Common 217 105900 x x 458140100 Intel Common 3395 107940 x x 66987V109
Novartis AG-ADR Common 3942 108000 x x 461202103 Intuit Inc. Common 4841 113170 x x
02364J104 America Online Common 3659 114000 x x 759916109 Repligen Corp. Common 295
121000 x x 928241108 Viropharma Inc. Common 2777 121000 x x 695112102 PacifiCare Health
SystCommon 2080 130000 x x 126667104 CV therapeutics Inc. Common 6815 131000 x x
89579K109 Triad Hospitals Inc Common 3874 132000 x x 279445100 Eden Bioscience
CorporCommon 686 135300 x x 92343V104 Verizon CommunicationsCommon 6707 141310 x x
717081103 Pfizer Common 5803 145618 x x 922390208 Vaxygen Common 1821 157000 x x
532226107 Lightbridge Inc. Common 1956 161000 x x 99799A245 Pliva DD-Reg S GDR
Common 1855 181000 x x 86768K106 Sunrise Assisted LivinCommon 5449 187200 x x
126349109 CSG Systems Common 7580 187380 x x 701081101 Parker Drilling Co. Common 806
218300 x x 97653A103 Wireless Facilities InCommon 1479 219800 x x 172967101 Citigroup
Common 12605 249694 x x 81211K100 Sealed Air Corp Common 10277 251760 x x 913903100
Universal Health ServiCommon 10900 254800 x x 37245M207 Genta Common 3771 265000 x x
Cambridge Antibody Common 7687 274104 x x 032346108 Amylin PharmaceuticalsCommon
2599 284400 x x 835692104 Sonus Pharmaceuticals Common 2318 286900 x x 03674B104
Anthem Inc. Common 14959 302200 x x 460573108 Interneuron PharamaceuCommon 3496
315200 x x 670009109 Noven Pharmaceuticals Common 6161 347100 x x 90338W103 US
Oncology Inc. Common 2679 355250 x x 44973Q103 I-Many Inc. Common 3472 359760 x x
294821400 Ericsson (LM) Tel ADR Common 1890 362110 x x 71713U102 Pharmacia
Corporation Common 15895 372690 x x 628716102 Nabi Common 3942 382000 x x 709754105
Penwest PharmaceuticalCommon 7820 390000 x x 090578105 Bio-Technology GeneralCommon
3292 400000 x x 452907108 Immunomedics Common 8171 403330 x x 654445303 Nintendo Co
Ltd-ADR Common 8871 407100 x x 059361105 Bam! Entertainment Common 3428 412500 x x
09061G101 Biomarin PharmaceuticaCommon 6115 455000 x x 896942109 Tripath Imaging Inc
Common 3747 497600 x x 04269E107 Arqule Inc. Common 11128 654600 x x 745144KA2 Puerto
Rico G.O. Common 712 700000 x x 237015102 DAOU Systems Inc. Common 902 704300 x x
460573108 IPIC Restricted shs. fCommon 7148 750000 x x 018606202 Alliance Imaging inc
Common 9182 752640 x x 74730W101 Quadramed Corp Common 8060 953900 x x Recordati
(Italian OrdCommon 20913 1050300 x x 221005101 Corvas International Common 7611 1162000
x x 421924101 Healthsouth Corp Common 19794 1335630 x x 26150J101 Draxis Health
IncorporCommon 5359 1977550 x x 739421105 Praecis Common 18589 3193960 x x
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